Subsequent Events - Additional Information (Details)				1 Months Ended	3 Months Ended
	Aug. 05, 2021	Jul. 30, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Subsequent Event [Line Items]
Issuance of Class B common stock to Sponsor					$ 25,000
A Place For Rover INC
Subsequent Event [Line Items]
Credit facility amount						$ 65,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Issuance of Class B common stock to Sponsor (in Shares) | shares			50,000,000
Issuance of Class B common stock to Sponsor			$ 50,000,000
Purchase price per share | $ / shares			$ 10.00
Net tangible assets			$ 5,000,001
Redemption shares, description			Company’s common stock in an aggregate amount of up to $50,000,000 (or such greater amount at the election of the TWC Funds) to the extent of the amount of redemptions of shares of the Company’s common stock. The TWC Funds also agreed to purchase additional shares of our common stock in an aggregate amount of up to $50,000,000 if mutually agreed with Rover.
Merger completion date	Jul. 30, 2021
Subsequent Event | SeriesOfIndividuallyImmaterialBusinessAcquisitions
Subsequent Event [Line Items]
Business combination, description			a) an amount of cash or shares of Class A Common Stock, par value $0.0001 per share, of the Company’s common stock, based on the pro rata portion applicable to such share of Rover common stock or preferred stock, as applicable, of an aggregate purchase price equal to $1.350 billion, as adjusted by (1) Rover’s cash, indebtedness, and accrued tax liabilities as of immediately prior to the effective time of the Merger, (2) the unpaid transaction expenses of Rover and the Company as of immediately prior to the effective time of the Business Combination, and (3) the aggregate exercise price of Rover options and Rover warrants outstanding as of immediately prior to the effective time of the Business Combination, which options and warrants will be assumed by the Company subject to the terms and conditions set forth in the Business Combination Agreement and (b) the contingent “earn-out” right to receive a pro rata portion of up to 22,500,000 shares of the Company’s Common Stock in the aggregate based on the achievement of certain trading price targets following the Closing, which amount of “earn-out” shares will be adjusted based on a formula set forth in the Business Combination Agreement to reflect a portion of the value of such “earn-out” shares deemed to be earned upon exercise of Rover options and warrants assumed by the Company in the Business Combination
Subsequent Event | A Place For Rover INC
Subsequent Event [Line Items]
Issuance of Class B common stock to Sponsor (in Shares) | shares				5,000,000
Issuance of Class B common stock to Sponsor				$ 50,000,000
Purchase price per share | $ / shares				$ 10.00
Subsequent Event | A Place For Rover INC | Merger Agreements
Subsequent Event [Line Items]
Proceeds from merger		$ 233,100,000
Merger Transaction costs		35,200,000
Stock issued outstanding options amount		1,800,000
Outstanding options with held to cover		700,000
Tax withholding remittance		6,800,000
Repayment of Pricipal accrued interest		8,100,000
Principal accrued interest		$ 30,000,000.0
Subsequent Event | A Place For Rover INC | Merger Agreements | Pipe Investor
Subsequent Event [Line Items]
Isued and sale | shares		5,000,000,000
Shares Issued price per share (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds		$ 50,000,000.0
Subsequent Event | A Place For Rover INC | Merger Agreements | Subscription Agreement
Subsequent Event [Line Items]
Isued and sale | shares		8,000,000,000
Shares Issued price per share (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds		$ 80,000,000.0
Subsequent Event | A Place For Rover INC | Merger Agreements | Assignment Agreement
Subsequent Event [Line Items]
Isued and sale | shares		1,000,000,000
Shares Issued price per share (in Dollars per share) | $ / shares		$ 10.00
Subsequent Event | A Place For Rover INC | Merger Agreements | Class A Common Stock
Subsequent Event [Line Items]
Common stock and Stocks options received deemed value per share | $ / shares		$ 10.379
Conversion Ratio		1.0379
Conversion ratio of outstanding shares		1.2006